Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of the future minimum payments under operating leases that have non-cancelable lease terms (in millions):

Minimum Payments
2014	$5.5
2015	4.2
2016	4.0
2017	2.4
2018	1.2
Thereafter	4.0

21.3